Jun. 01, 2024
(Allspring Institutional Money Market Funds - Service Class) | (Allspring Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Principal Investment Strategies
Under normal circumstances, we invest:
■	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.
These instruments  include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities  and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund’s total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Principal Investment Risks
Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Highest Quarter: December 31, 2023 +1.33% Lowest Quarter: September 30, 2020 -0.03% Year-to-date total return as of March 31, 2024 is +1.27%
Average Annual Total Returns for the periods ended 12/31/2023
(Allspring Institutional Money Market Funds - Service Class) | (Allspring Heritage Money Market Fund) | Risk Lose Money [Member]
You could lose money by investing in the Fund.
(Allspring Institutional Money Market Funds - Service Class) | (Allspring Heritage Money Market Fund) | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
(Allspring Institutional Money Market Funds - Service Class) | (Allspring Heritage Money Market Fund) | Market Risk [Member]
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Institutional Money Market Funds - Service Class) | (Allspring Heritage Money Market Fund) | Money Market Fund Risk [Member]
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.

(Allspring Institutional Money Market Funds - Service Class) | (Allspring Heritage Money Market Fund) | Debt Securities Risk [Member]
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Institutional Money Market Funds - Service Class) | (Allspring Heritage Money Market Fund) | Industry Concentration Risk [Member]
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.

(Allspring Institutional Money Market Funds - Service Class) | (Allspring Heritage Money Market Fund) | Foreign Investment Risk [Member]
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Institutional Money Market Funds - Service Class) | (Allspring Heritage Money Market Fund) | Management Risk [Member]
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Institutional Money Market Funds - Service Class) | (Allspring Heritage Money Market Fund) | Mortgage- and Asset-Backed Securities Risk [Member]
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Institutional Money Market Funds - Service Class) | (Allspring Heritage Money Market Fund) | Municipal Securities Risk [Member]
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

(Allspring Institutional Money Market Funds - Service Class) | (Allspring Heritage Money Market Fund) | Repurchase Agreement Risk [Member]
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.

(Allspring Institutional Money Market Funds - Service Class) | (Allspring Heritage Money Market Fund) | U.S. Government Obligations Risk [Member]
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Institutional Money Market Funds - Service Class) | (Allspring Heritage Money Market Fund) | Service Class
Calendar Year Total Returns for Service Class as of 12/31 each year